Future Accounting Changes - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 31, 2019 CAD ($)
Disclosure of future accounting changes [line items]
Date in which new accounting standard will adopt	Feb. 01, 2019
Description of nature of impending change in accounting policy	In January 2016, the International Accounting Standards Board (“IASB”) issued IFRS 16 “Leases” (“IFRS 16”) that sets out the principles for recognition, measurement, presentation and disclosure of leases for both lessee and lessor. IFRS 16 introduces a single lessee accounting model and requires lessees to recognize assets and liabilities for all leases, except when the term is twelve months or less or when the underlying asset has a low value.
Assets [member]
Disclosure of future accounting changes [line items]
Increase (decrease) due to adoption of new accounting standards	$ 190
Liability [member]
Disclosure of future accounting changes [line items]
Increase (decrease) due to adoption of new accounting standards	210
Deficit [member]
Disclosure of future accounting changes [line items]
Increase (decrease) due to adoption of new accounting standards	$ 20